Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBADX
WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBBAX
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBIDX
WBI Absolute Return Dividend Growth Fund (Prospectus Summary) | WBI Absolute Return Dividend Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBDGX